Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Operations and Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Expenses:
Interest expense	$ 1,242	$ 466	$ 2,148	$ 977	$ 2,390	$ 2,717
Other noninterest expenses	846	421	1,604	616	2,311	1,222
Income before income tax expense	1,912	1,375	3,721	2,673	100	4,838
Income tax benefit	306	202	591	375	(189)	645
NET INCOME	1,606	1,173	3,130	2,298	289	4,193
Comprehensive (Loss) Income	$ (971)	$ 1,568	$ (3,537)	$ 1,886	(1,125)	6,401
Parent Company [Member]
Income:
Interest income					18	15
Dividend income from subsidiaries					724	1,433
Expenses:
Interest expense					249	0
Other noninterest expenses					794	261
Income before income tax expense					(301)	1,186
Income tax benefit					(199)	0
Net income (loss), including portion attributable to noncontrolling interest, total					(102)	1,186
Equity in undistributed subsidiary income					391	3,007
NET INCOME					289	4,193
Comprehensive (Loss) Income					$ (1,125)	$ 6,401